Organization and Principal Activities (Details) - Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated Entity, Excluding VIE [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operation, net of income taxes	¥ 91	¥ 1,456